Operating Lease	6 Months Ended
Jun. 30, 2025
Operating Lease [Abstract]
OPERATING LEASE

8. OPERATING LEASE

In November 2022, the Company leased land use rights in Vietnam under non-cancelable operating leases, with lease term of 45 years. The land is free of charge for the first five years and will be charged of rental fee of approximately $32,300 per annum.

For the year ended December 31, 2024, the Company entered into operating lease agreements for land, plant and offices in the USA and Ethiopia, with lease terms ranging between 120 months and 125 months.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	June 30, 2025	December 31, 2024
Right of use assets	$35,830,986	$36,627,800

Operating lease liabilities, current	2,445,388	2,118,900
Operating lease liabilities, noncurrent	34,122,050	34,327,142
Total operating lease liabilities	$36,567,438	$36,446,042

Other information about the Company’s leases is as follows:

	For the Six Months Ended June 30,
	2025	2024
Weighted average remaining lease term (years)	10.0	40.1
Weighted average discount rate	14%	11%

For the six months ended June 30, 2025, operating lease expenses were $2,603,073, among which $66,538 was incurred for short-term leases. For the six months ended June 30, 2024, operating lease expenses were $183,889, among which $149,785 was incurred for short-term leases.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025:

June 30, 2025
For the six months ending December 31, 2025	2,165,720
For the year ending December 31, 2026	4,605,390
For the year ending December 31, 2027	4,773,523
For the year ending December 31, 2028	4,927,910
For the year ending December 31, 2029	5,111,924
Thereafter	26,640,303
Total lease payments	48,224,770
Less: Imputed interest	(11,657,332)
Present value of operating lease liabilities	$36,567,438